COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Revenue [Abstract]
Schedule of components of cost of revenue	The components of cost of revenue were as follows for the years ended December 31:

(in thousands)	2021	2020

Compensation and benefits	$69,990	$94,365
Outside fees and services	66,386	146,322
Technology and telecommunications	25,273	35,912
Reimbursable expenses	6,555	16,285
Depreciation and amortization	3,162	12,310

Total	$171,366	$305,194